FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Gain (loss) on derivative instruments	$ (126)	$ 1,181	$ (116)